FAIR VALUE MEASUREMENTS - Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	$ 622	$ 555
Short-term investments	$ 181	$ 1,525
Derivative Asset Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	Derivative contract assets	Derivative contract assets
Derivative contract assets	$ 26	$ 28
Derivative Liability Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	Derivative contract liabilities	Derivative contract liabilities
Derivative contract liabilities	$ (64)	$ (44)
Contingent future payments from acquisition of Resilient Power Systems Inc. (Note 2)	(31)
Quoted prices in active markets for identical assets (Level 1)
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	622	555
Short-term investments	181	1,525
Derivative contract assets	0	0
Derivative contract liabilities	0	0
Contingent future payments from acquisition of Resilient Power Systems Inc. (Note 2)	0
Other observable inputs (Level 2)
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	0	0
Short-term investments	0	0
Derivative contract assets	26	28
Derivative contract liabilities	(64)	(44)
Contingent future payments from acquisition of Resilient Power Systems Inc. (Note 2)	0
Unobservable inputs (Level 3)
Summary of financial instruments recognized at fair value and fair value measurement used
Cash	0	0
Short-term investments	0	0
Derivative contract assets	0	0
Derivative contract liabilities	0	$ 0
Contingent future payments from acquisition of Resilient Power Systems Inc. (Note 2)	$ (31)